Note 5 - Accounts and Grants Receivable	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	ACCOUNTS AND GRANTS RECEIVABLE

Accounts and grants receivable consist of:

	September 30 , 201 8	December 31 , 201 7
Trade receivable	$944,809	$947,911
Grants receivable	172,485	22,556
	$1,117,294	$970,467